Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table (SCT) Total Compensation for CEO(1)	Compensation Actually Paid to CEO(1),(2),(4)	Average SCT Total Compensation for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(1),(3),(4)	Cumulative TSR	Peer Group Cumulative TSR(5)	Post-Tax Net Income (In thousands)	Normalized Earnings Per Share(6)
2024	$11,774,889	$17,758,374	$2,818,182	$4,401,771	$188.20	$106.50	$518,648	$3.48
2023	11,256,728	11,187,121	3,001,820	2,971,933	158.90	126.90	537,317	3.44
2022	12,736,183	14,191,951	3,528,998	4,193,758	157.70	116.00	565,338	3.85
2021	11,708,035	29,259,594	3,229,307	6,124,407	159.40	155.30	802,939	4.53
2020	11,529,920	13,218,050	2,920,816	3,233,364	108.60	109.00	515,907	2.86
(1)For each year presented, Thomas L. Ryan was our CEO and Eric D. Tanzberger, Sumner J. Waring, III, and Steven A. Tidwell were included in Other NEOs. For years 2022 and 2021, Gregory T. Sangalis was included in Other NEOs. Gregory T. Sangalis effectively retired on March 22, 2023 and was replaced as a NEO by Elisabeth G. Nash. For years 2024 and 2023, Elisabeth G. Nash was included in Other NEOs. Steven A. Tidwell effectively retired on October 1, 2024. For year 2024, John H. Faulk was added to the individuals comprising the Other NEOs.
(2)To calculate the amounts in the "Compensation Actually Paid to CEO" column in the table above, the following amounts were deducted from and added to (as applicable) our CEO's "Total" compensation as reported in the SCT:

Compensation Actually Paid to CEO	2024	2023	2022	2021	2020
Total Compensation as Reported in SCT	$11,774,889	$11,256,728	$12,736,183	$11,708,035	$11,529,920
Pension and Equity Values Reported in SCT	(8,467,395)	(7,448,241)	(6,879,013)	(6,021,236)	(7,318,678)
Fair Value of Equity Compensation Granted in Current Year - Value at Year End	10,425,682	6,644,691	9,821,155	12,367,931	6,744,257
Dividends Paid on Unvested Restricted Share Awards	91,080	77,728	77,588	73,011	69,654
Change in the Fair Value of Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year	3,032,178	(194,998)	2,187,970	10,527,347	1,233,016
Change in the Fair Value of Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year	901,940	851,213	(3,751,932)	604,506	959,881
Compensation Actually Paid to CEO	$17,758,374	$11,187,121	$14,191,951	$29,259,594	$13,218,050
(3)To calculate the amounts in the "Average Compensation Actually Paid to Other NEOs" column in the table above, the following amounts were deducted from and added to (as applicable) our Other NEOs "Total" compensation as reported in the SCT for that year:

Average Compensation Actually Paid to Other NEOs	2024	2023	2022	2021	2020
Total Compensation as Reported in SCT	$2,818,182	$3,001,820	$3,528,998	$3,229,307	$2,920,816
Pension and Equity Values Reported in SCT	(1,506,072)	(1,490,513)	(1,317,879)	(1,154,731)	(1,373,938)
Fair Value of Equity Compensation Granted in Current Year - Value at Year End	1,854,388	1,329,663	1,900,629	2,013,352	1,267,017
Dividends Paid on Unvested Restricted Share Awards	19,313	15,036	14,891	13,840	12,994
Change in the Fair Value of Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year	832,155	(39,400)	772,621	1,972,241	228,765
Change in the Fair Value of Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year	383,805	155,327	(705,502)	50,398	177,710
Average Compensation Actually Paid to Other NEOs	$4,401,771	$2,971,933	$4,193,758	$6,124,407	$3,233,364
(4)The weighted average key assumptions utilized to determine the equity awards adjustments in the Compensation Actually Paid tables above were as follows:

Weighted Average Assumptions	2024	2023	2022	2021	2020
Dividend Yield	1.7%	1.5%	1.6%	1.7%	1.7%
Expected Volatility	26.8%	27.4%	26.2%	24.2%	21.8%
Risk-Free Interest Rate	4.4%	4.2%	2.9%	0.4%	0.8%
Expected Holding Period (Years)	2.6	2.6	2.1	2.1	2.1
Market Price of Stock	$75.60	$70.10	$63.95	$60.74	$48.93
Exercise Price	$63.29	$56.64	$50.53	$45.67	$40.06
(5)The Peer Group Cumulative TSR set forth in this table utilizes a custom group of peer companies (the “Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The Peer Group in 2024 comprises Carriage Services, Inc. and Matthews International Corp. as Hillenbrand spun off their industry related business and Park Lawn Corporation is no longer a public company. The Peer Group in 2020-2023 comprises Carriage Services, Inc., Hillenbrand Inc., Matthews International Corp., and Park Lawn Corporation. TSR is determined based on the value of an initial fixed investment of $100. Total return data assumes reinvestment of dividends.
(6)We believe normalized earnings per share drives the performance of the Company and enhances shareholder value. Normalized Earnings per Share is calculated by applying a targeted effective tax rate of approximately 25.1% to the Company’s calculation of its reported diluted earnings per share and further adjusting to exclude certain non-routine items as described in the Performance Measures section of the Compensation Discussion and Analysis (CD&A) on page 42. The following is the list of the metrics used by the Company to link the compensation of our NEOs to Company performance.

Peer Group Issuers, Footnote	The Peer Group Cumulative TSR set forth in this table utilizes a custom group of peer companies (the “Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The Peer Group comprises Carriage Services, Inc., Hillenbrand Inc., Matthews International Corp., and Park Lawn Corporation. TSR is determined based on the value of an initial fixed investment of $100. Total return data assumes reinvestment of dividends.
PEO Total Compensation Amount	$ 11,774,889	$ 11,256,728	$ 12,736,183	$ 11,708,035	$ 11,529,920
PEO Actually Paid Compensation Amount	$ 17,758,374	11,187,121	14,191,951	29,259,594	13,218,050
Adjustment To PEO Compensation, Footnote	To calculate the amounts in the "Compensation Actually Paid to CEO" column in the table above, the following amounts were deducted from and added to (as applicable) our CEO's "Total" compensation as reported in the SCT:

Compensation Actually Paid to CEO	2024	2023	2022	2021
Total Compensation as Reported in SCT
Pension and Equity Values Reported in SCT
Fair Value of Equity Compensation Granted in Current Year - Value at Year End
Dividends Paid on Unvested Restricted Share Awards
Change in the Fair Value of Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year
Change in the Fair Value of Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year
Compensation Actually Paid to CEO

Non-PEO NEO Average Total Compensation Amount	$ 2,818,182	3,001,820	3,528,998	3,229,307	2,920,816
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,401,771	2,971,933	4,193,758	6,124,407	3,233,364
Adjustment to Non-PEO NEO Compensation Footnote	To calculate the amounts in the "Average Compensation Actually Paid to Other NEOs" column in the table above, the following amounts were deducted from and added to (as applicable) our Other NEOs "Total" compensation as reported in the SCT for that year:

Average Compensation Actually Paid to Other NEOs	2024	2023	2022	2021
Total Compensation as Reported in SCT
Pension and Equity Values Reported in SCT
Fair Value of Equity Compensation Granted in Current Year - Value at Year End
Dividends Paid on Unvested Restricted Share Awards
Change in the Fair Value of Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year
Change in the Fair Value of Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year
Average Compensation Actually Paid to Other NEOs

Equity Valuation Assumption Difference, Footnote	The weighted average key assumptions utilized to determine the equity awards adjustments in the Compensation Actually Paid tables above were as follows:

Weighted Average Assumptions	2024	2023	2022	2021
Dividend Yield	1.7%	1.5%	1.6%	1.7%
Expected Volatility	26.8%	27.4%	26.2%	24.2%
Risk-Free Interest Rate	4.4%	4.2%	2.9%	0.4%
Expected Holding Period (Years)	2.6	2.6	2.1	2.1
Market Price of Stock	$75.60	$70.10	$63.95	$60.74
Exercise Price	$63.29	$56.64	$50.53	$45.67

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid to CEO (in millions)
Average Compensation Actually Paid to Other NEOs (in millions)
—	SCI TSR
—	Peer Group TSR

Compensation Actually Paid vs. Net Income

Compensation Actually Paid to CEO (in millions)
Average Compensation Actually Paid to Other NEOs (in millions)
—	Post-Tax Net Income (in millions)

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid to CEO (in millions)
Average Compensation Actually Paid to Other NEOs (in millions)
—	Normalized Earnings Per Share

Total Shareholder Return Amount	$ 188.20	158.90	157.70	159.40	108.60
Peer Group Total Shareholder Return Amount	106.50	126.90	116.00	155.30	109.00
Net Income (Loss)	$ 518,648,000	$ 537,317,000	$ 565,338,000	$ 802,939,000	$ 515,907,000
Company Selected Measure Amount	3.48	3.44	3.85	4.53	2.86
PEO Name	Thomas L. Ryan
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	We believe normalized earnings per share drives the performance of the Company and enhances shareholder value. Normalized Earnings per Share is calculated by applying a targeted effective tax rate of approximately 24% to the Company’s calculation of its reported diluted earnings per share and further adjusting to exclude certain non-routine items as described in the Performance Measures section of the Compensation Discussion and Analysis (CD&A) on page 42. The following is the list of the metrics used by the Company to link the compensation of our NEOs to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Normalized Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Customer Satisfaction Ratings
Measure:: 4
Pay vs Performance Disclosure
Name	Normalized Free Cash Flow Per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 6
Pay vs Performance Disclosure
Name	Comparable Preneed Production
Measure:: 7
Pay vs Performance Disclosure
Name	Normalized Return on Equity
PEO | Pension and Equity Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,467,395)	$ (7,448,241)	$ (6,879,013)	$ (6,021,236)	$ (7,318,678)
PEO | Fair Value of Equity Compensation Granted in Current Year - Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,425,682	6,644,691	9,821,155	12,367,931	6,744,257
PEO | Dividends Paid on Unvested Restricted Share Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,080	77,728	77,588	73,011	69,654
PEO | Change in the Fair Value of Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,032,178	(194,998)	2,187,970	10,527,347	1,233,016
PEO | Change in the Fair Value of Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	901,940	851,213	(3,751,932)	604,506	959,881
Non-PEO NEO | Pension and Equity Values Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,506,072)	(1,490,513)	(1,317,879)	(1,154,731)	(1,373,938)
Non-PEO NEO | Fair Value of Equity Compensation Granted in Current Year - Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,854,388	1,329,663	1,900,629	2,013,352	1,267,017
Non-PEO NEO | Dividends Paid on Unvested Restricted Share Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,313	15,036	14,891	13,840	12,994
Non-PEO NEO | Change in the Fair Value of Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	832,155	(39,400)	772,621	1,972,241	228,765
Non-PEO NEO | Change in the Fair Value of Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 383,805	$ 155,327	$ (705,502)	$ 50,398	$ 177,710